Summary of Accounting Principles Summary of Accounting Principles (Marketable Securities) (Details) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized gains on available for sale securities		$ 5
ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU modifies how entities measure equity investments and present changes in the fair value of financial liabilities. Upon adoption, investments that do not result in consolidation and are not accounted for under the equity method generally must be carried at fair value, with changes in fair value recognized in net income. As discussed in Note 10, we had approximately $5 million of unrealized gains on these securities recorded in Accumulated other comprehensive loss in our Consolidated Balance Sheet as of December 31, 2017. We adopted this standard effective January 1, 2018, with these amounts recorded directly to retained earnings as of that date.